Fair Value Measurements - Schedule of Determined the Fair Value of Its SAFE Obligations (Details)	Jun. 30, 2025 yr USD ($)	Dec. 31, 2024 USD ($) yr	Jun. 30, 2024 USD ($) yr	Dec. 31, 2023 yr	Apr. 25, 2023 yr USD ($)
Expected term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations		0.7
Expected term [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations				3
Warrants and rights outstanding, measurement input	7.3	7.7	8.2		8.7
Expected term [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations				0.4
Warrants and rights outstanding, measurement input	3.1	3.6	4.1		4.6
Discount rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations		0.209		0.26
Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations		0.607
Warrants and rights outstanding, measurement input	92.6	0.803	80.3		0.831
Volatility [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations				1.023
Volatility [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Of SAFE Obligations				0.499
Exercise price [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input | $	2.34	2.34	2.34		2.34
Exercise price [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input | $	0.01	0.001	0.01		0.001
Risk-free interest rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input			4.3
Risk-free interest rate [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	4	0.045			0.039
Risk-free interest rate [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and rights outstanding, measurement input	3.7	0.043			0.038